First Trust Small Cap Core AlphaDEX Fund Investment Objectives and Goals - First Trust Small Cap Core AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Small Cap Core AlphaDEX® Fund (FYX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX Small Cap CoreTM Index (the “Index”).